Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of intangible assets by class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2023	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	200	−	348
Capitalized borrowing costs	−	13	−	13
Write-offs	(41)	−	−	(41)
Transfers	(11)	2	−	(9)
Signature Bonuses Transfers (2)	(16)	−	−	(16)
Amortization	(4)	(100)	−	(104)
Impairment recognition (note 26)	(364)	−	−	(364)
Translation adjustment	190	38	1	229
Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Estimated useful life in years	(3)	5	Indefinite

Balance at January 1, 2022	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Addition	898	181	−	1,079
Capitalized borrowing costs	−	11	−	11
Write-offs	(12)	(6)	−	(18)
Transfers	(11)	(1)	−	(12)
Signature Bonuses Transfers (2)	(1,177)	−	−	(1,177)
Amortization	(4)	(73)	−	(77)
Impairment recognition (note 26)	−	(1)	−	(1)
Translation adjustment	134	20	2	156
Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Estimated useful life in years	(3)	5	Indefinite
(1) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(2) Transfers to PP&E. In 2023, it refers to the declaration of commerciality of the Manjuba, Espadim, Raia Manta and Raia Pintada fields. In 2022, it relates to the Itapu, Atapu and Sepia.
(3) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.